Other assets and receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other assets and receivables

28 Other assets and receivables

	Note	2021	2020

Real estate held for own use and equipment	28.1	455	472

Receivables	28.2	5,622	6,826

Accrued income	28.3	1,366	1,356

Right-of-use assets	28.4	199	211

At December 31		7,642	8,865

28.1 Real estate held for own use and equipment

Total real estate held for own use and equipment	2021	2020

General account real estate held for own use	185	209

Equipment	270	263
At December 31	455	472

General account real estate held for own use	2021	2020

Net book value

At January 1	209	208

Additions	-	9

Capitalized subsequent expenditure	7	(2)

Disposals	-	(5)

Transfer to investments in real estate	(14)	-

Unrealized gains/(losses) through equity	(4)	20

Realized gains/(losses) through income statement	-	(5)

Depreciation through income statement	(5)	(5)

Impairment losses	(13)	(4)

Impairment losses reversed	-	1

Net exchange differences	5	(8)

At December 31	185	209

Gross carrying value	218	269

Accumulated depreciation and impairment losses	(33)	(60)

Net book value	185	209

General account real estate held for own use:

Carrying amount under a historical cost model	165	201

% of real estate appraised in the current year	50%	93%

% of appraisals performed by independent external appraisers	100%	99%
General account real estate held for own use are mainly held by Aegon Americas and Aegon the Netherlands, with relatively smaller holdings at Aegon Hungary and Aegon Spain.
General account real estate held for own use has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses are recorded in Commissions and expenses in the income statement. The useful lives of buildings range between 40 and 50 years.

Equipment	2021	2020

Net book value

At January 1	263	281

Additions	69	73

Disposals	(2)	(1)

Depreciation through income statement	(71)	(71)

Impairment losses	(4)	-

Net exchange differences	16	(19)

Other	(1)	-

At December 31	270	263

Gross carrying value	679	628

Accumulated depreciation and impairment losses	(409)	(365)

Net book value	270	263
None of the equipment is held for lease (2020: none). Equipment has not been pledged as security for liabilities, nor are there any restrictions on title. Depreciation expenses have been recorded in Commissions and expenses in the income statement. Equipment is generally depreciated over a period of three to five years.
28.2 Receivables

	2021	2020

Loans to associates	8	9

Receivables from policyholders	691	637

Receivables from brokers and agents	310	264

Receivables from reinsurers	750	733

Cash outstanding from assets sold	160	112

Trade receivables	1,393	1,956

Cash collateral	314	997

Income tax receivable	229	285

Other	1,885	1,921

Provision for doubtful debts	(120)	(88)

At December 31	5,622	6,826

Current	5,600	6,801

Non-current	21	25
With the exception of receivables from reinsurers, the receivables balances presented above are mostly not externally rated.
The movements in the provision for doubtful debts during the year were as follows:

	2021	2020

At January 1	(88)	(34)

Additions charged to earnings	(33)	(71)

Unused amounts reversed through the income statement	5	2

Used during the year	3	8

Net exchange differences	(6)	6

At December 31	(120)	(88)
28.3 Accrued income

	2021	2020
Accrued interest	1,363	1,352

Other	3	4

At December 31	1,366	1,356

Current	1,366	1,356

Non-current	-	-
28.4
Right-of-use
assets

	Real estate for own use	Equipment	Other	Total

Net book value

At January 1, 2021	193	15	3	211

Additions	12	9	2	23

Disposals	(14)	-	-	(14)

Modification of lease contracts	17	-	-	17

Depreciation through income statement	(36)	(11)	(2)	(49)

Net exchange differences	10	1	(1)	10
At December 31, 2021	182	14	3	199
Gross carrying value	287	43	8	339

Accumulated depreciation and impairment losses	(105)	(29)	(6)	(140)
Net book value 2021	182	14	3	199

Net book value

At January 1, 2020	227	25	3	255

Additions	17	3	2	23

Disposals	(2)	-	-	(2)

Modification of lease contracts	1	-	-	1

Depreciation through income statement	(38)	(12)	(2)	(52)

Net exchange differences	(12)	(2)	-	(13)

At December 31, 2020	193	15	3	211

Gross carrying value	262	37	7	306

Accumulated depreciation and impairment losses	(69)	(22)	(4)	(95)
Net book value 2020	193	15	3	211
Right-of-use
assets are mainly held by Aegon UK and Aegon Americas and they are mainly office buildings held for own use.
For information on the Lease liabilities and respective maturity analysis, please refer to note 41 Other liabilities and note 4 Financial risks, respectively.